UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Senior
Title:  Chief Operating Officer
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Michael J. Senior  Short Hills, New Jersey  May 13, 1999

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $560,645

List of Other Included Managers:

No.  13F File Number   Name:

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ADVANCED HEALTH CORP           COM              00756H108      220 75000.0000SH      SOLE                               75000.0000
D AMERICAN EXPRESS CO            COM              025816109     2085 17707.0000SH      SOLE                               17707.0000
D ANCHOR GAMING                  COM              033037102      416 9500.0000SH       SOLE                                9500.0000
D BEAR STEARNS COS INC           COM              073902108      393 8785.0000SH       SOLE                                8785.0000
D BERKSHIRE HATHAWAY CL A        COM              084670108    68044 953.0000 SH       SOLE                11.0000          942.0000
D BERKSHIRE HATHAWAY CL B        COM              084670207   121547 51700.0000SH      SOLE                82.0000        51618.0000
D BRISTOL MYERS SQUIBB           COM              110122108      221 3440.0000SH       SOLE                                3440.0000
D CITIGROUP                      COM              172967101     1037 16240.0000SH      SOLE                               16240.0000
D COCA COLA CO COM               COM              191216100      958 15612.0000SH      SOLE                               15612.0000
D DISNEY WALT CO                 COM              254687106      601 19305.0000SH      SOLE                               19305.0000
D DUNN COMPUTER CORP VA          COM              265771105       21 10000.0000SH      SOLE                               10000.0000
D EL PASO ELEC CO NEW            COM              283677854      133 17500.0000SH      SOLE                               17500.0000
D FEDERAL HOME LN MTG CP         COM              313400301     7154 124820.0000SH     SOLE                               124820.00
D FEDERAL NATL MTG ASSN          COM              313586109      591 8538.0000SH       SOLE                                8538.0000
D HOUSEHOLD INTL                 COM              441815107   235031 5151368.6837SH    SOLE             27100.0000        5124268.6
D HVIDE MARINE INC CL A          COM              448515106       43 10000.0000SH      SOLE                               10000.0000
D INTEL CORP                     COM              458140100      951 8000.0000SH       SOLE                                8000.0000
D INTERNATIONAL SPEEDWAY CL B    COM              460335300      610 12550.0000SH      SOLE                               12550.0000
D KANSAS CITY LIFE INS           COM              484836101      204 2500.0000SH       SOLE                                2500.0000
D LEUCADIA NATL                  COM              527288104    34522 1141217.0000SH    SOLE              6000.0000        1135217.0
D LIFE USA HLDG INC NEW          COM              531918204      117 10950.0000SH      SOLE                               10950.0000
D M & T BANK CORP                COM              55261F104      958 2000.0000SH       SOLE                                2000.0000
D MACKENZIE FINANCIAL CORP       COM              554531103      172 14700.0000SH      SOLE                               14700.0000
D MARKEL CORP                    COM              570535104     4002 22200.0000SH      SOLE                               22200.0000
D MATTHEWS INTL CORP CL A        COM              577128101      575 21000.0000SH      SOLE                               21000.0000
D MORGAN STAN DEAN WITTR NEW     COM              617446448      234 2340.0000SH       SOLE                                2340.0000
D NETWORK COMPUTG DEVICE         COM              64120n100      350 70000.0000SH      SOLE                               70000.0000
D PENSKE MOTORSPORTS INC         COM              709598106      670 19000.0000SH      SOLE                               19000.0000
D PROGRESSIVE CORP OHIO          COM              743315103      287 2000.0000SH       SOLE                                2000.0000
D PROGRESSIVE SVGS BK CA         COM              743374100        0 37000.0000SH      SOLE                               37000.0000
D R & B FALCON CORP COM          COM              74912E101       91 10600.0000SH      SOLE                               10600.0000
D SLM HLDG CORP                  COM              78442a109      347 8300.0000SH       SOLE                                8300.0000
D TRICO MARINE SVCS INC          COM              896106101       80 14000.0000SH      SOLE                               14000.0000
D WELLS FARGO & CO               COM              949746101    76051 2168967.4820SH    SOLE              9000.0000        2159967.4
D DAVIS NY VENTURE FD CL A                        239080104      288 11152.544SH       SOLE                                11152.544
D HOUSEHOLD INTL CLL OPT 23.3750 LEA                            1186      260 SH       SOLE                                      260
D HOUSEHOLD INTL CLL OPT 30.0000 LEA                             456      100 SH       SOLE                                      100
S REPORT SUMMARY                 37 DATA RECORDS             1121289            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED